Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 240,772	$ 225,095	$ 703,114	$ 667,958
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	221,226	210,191	650,233	621,200
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 19,546	$ 14,904	$ 52,881	$ 46,758